Parent Company Only Condensed Financial Information - Summary of Detailed Information about Parent Company Condensed Statements of Comprehensive Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Parent Company Condensed Statements of Comprehensive Income [Line Items]
Total income	¥ 27,127,610	¥ 24,513,408	¥ 34,288,710
Total expenses
General and administrative expenses	(1,922,484)	(2,023,650)	(2,350,043)
Finance costs	(258,338)	(84,819)	(349,240)
Other gain/(loss) - net	(74,130)	(252,639)	212,958
Total expenses	(27,705,356)	(26,592,093)	(32,700,245)
Profit/(loss) before income tax expense	(577,746)	(2,078,685)	1,588,465
Less: Income tax expenses	(1,133,865)	(1,524,830)	(635,367)
Net profit/(loss) for the year	(1,711,611)	(3,603,515)	953,098
Net profit/(loss) attributable to:
Owners of the Company	(2,097,678)	(3,870,620)	809,624
Other comprehensive loss, net of tax:
-Exchange differences on translation of foreign operations	28,413	(28,584)	(54,409)
Total comprehensive income/(loss) for the year	(1,553,062)	(3,723,356)	488,117
Total comprehensive income/(loss) attributable to:
Owners of the Company	(1,938,919)	(3,990,276)	344,034
Parent [member]
Disclosure Of Detailed Information About Parent Company Condensed Statements of Comprehensive Income [Line Items]
Investment income/(loss)	(1,047)	2,320	8,105
Income/(loss) from subsidiaries and VIEs	(1,207,874)	(2,903,090)	1,965,510
Total income	(1,208,921)	(2,900,770)	1,973,615
Total expenses
General and administrative expenses	(272,317)	(147,294)	(155,610)
Credit impairment gains/(losses)	(2,446)	(743)	440
Finance costs	(667,413)	(647,878)	(1,003,183)
Other gain/(loss) - net	53,753	(172,472)	(5,638)
Total expenses	(888,423)	(968,387)	(1,163,991)
Profit/(loss) before income tax expense	(2,097,344)	(3,869,157)	809,624
Less: Income tax expenses	(334)	(1,463)	0
Net profit/(loss) for the year	(2,097,678)	(3,870,620)	809,624
Net profit/(loss) attributable to:
Owners of the Company	(2,097,678)	(3,870,620)	809,624
Other comprehensive loss, net of tax:
-Exchange differences on translation of foreign operations	158,759	(119,656)	(465,590)
Total comprehensive income/(loss) for the year	(1,938,919)	(3,990,276)	344,034
Total comprehensive income/(loss) attributable to:
Owners of the Company	¥ (1,938,919)	¥ (3,990,276)	¥ 344,034